UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 18.2%
BROADCASTING - 4.4%
35,950,043	Comcorp Broadcasting, Inc. Term Loan 9.00%, 04/03/2014 (b)	35,950,043

CHEMICALS - 0.1%
222,222	Allnex U.S.A., Inc. Second Lien Term Loan 8.25%, 04/03/2020	226,666
750,000	Arysta LifeScience SPC LLC Second Lien Initial Term Loan 8.25%, 11/30/2020	764,063

		990,729

FINANCIAL - 0.1%
1,068,744	Calpine Construction Finance Company LP Term Loan B-2 01/31/2022 (c)	1,052,446

GAMING & LEISURE - 0.5%
3,883,480	Ginn LA Conduit Lender, Inc. First Lien Tranche A Credit-Linked Deposit (d)	77,670
8,322,966	First Lien Tranche B Term Loan (d)	166,459
7,978,015	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (b)(e)	3,541,441
7,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan (b)(d)	—

		3,785,570

Principal Amount ($)		Value ($)
HEALTHCARE - 0.2%
1,945,286	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	1,992,304

HOUSING - 0.0%
2,498,819	LBREP/L-Suncal Master I LLC First Lien Term Loan (b)(d)	189,410

INFORMATION TECHNOLOGY - 1.7%
4,684,126	Avaya, Inc. Replacement Term Loan B-6 6.50%, 03/30/2018	4,700,216
1,202	Freescale Semiconductor, Inc. Tranche B-4 Term Loan 4.25%, 02/28/2020	1,209
3,992,469	Kronos, Inc. Second Lien Initial Term Loan 9.75%, 04/30/2020	4,162,149
5,000,000	Vertafore, Inc. Second Lien Term Loan 9.75%, 10/27/2017	5,093,750

		13,957,324

MANUFACTURING - 0.3%
2,000,000	Doncasters U.S. Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	2,037,500
240,000	Filtration Group Corp. Second Lien Initial Term Loan 8.25%, 11/21/2021	245,900

		2,283,400

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans — (continued)
MEDIA & TELECOMMUNICATIONS - 0.1%
300,000	Aufinco Pty, Ltd. Second Lien Term Loan 8.25%, 11/20/2020	307,875
3,373,813	Endurance Business Media, Inc. Term Loan 6.50%, 12/15/2014	877,191

		1,185,066

RETAIL - 1.0%
7,745,569	Guitar Center, Inc. Extended Term Loan 8.25%, 04/10/2017	7,739,141

SERVICE - 2.1%
7,044,219	Travelport LLC Tranche 1 Term Loan 9.50%, 01/29/2016	7,299,572
12,019,007	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 04/02/2020 (c)	9,352,350

		16,651,922

UTILITY - 7.7%
10,297,986	Entegra TC LLC Second Lien Term Loan 9.00%, 03/25/2017 (b)	10,297,986
25,658,359	Third Lien Term Loan (d)	15,908,183
17,000,000	Texas Competitive Electric Holdings Co. LLC 2014 Non-Extended Term Loan 3.74%, 10/10/2014	12,200,220
33,329,417	2017 Extended Term Loan 4.74%, 10/10/2017	24,083,170

		62,489,559

	Total U.S. Senior Loans (Cost $172,111,841)	148,266,914

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (a)(b)(d) - 0.0%
UNITED KINGDOM - 0.0%
GBP
939,719	Henson No. 4, Ltd. Term Loan Facility B	79,014
944,419	Term Loan Facility C	79,782

	Total Foreign Denominated or Domiciled Senior Loans (Cost $1,589,230)	158,796

Principal Amount ($)
Asset-Backed Securities (f) - 20.1%
3,000,000	ACA CLO, Ltd. Series 2007-1A, Class D 2.59%, 06/15/2022 (g)	2,790,000
9,142,000	Acis CLO 2013-1, Ltd. Series 2013-1A, Class F 6.74%, 04/18/2024 (g)	8,639,190
2,000,000	Acis CLO 2013-2, Ltd. Series 2013-2A, Class E 5.17%, 10/14/2022 (g)	1,845,000
1,000,000	Apidos CLO Series 2013-12A, Class F 5.14%, 04/15/2025 (g)	883,400

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
3,227,559	ARES XII CLO, Ltd. Series 2007-12A, Class E 5.99%, 11/25/2020 (g)	3,214,380
1,500,000	Avenue CLO IV, Ltd. Series 2006-4A, Class C 1.69%, 11/07/2018 (g)	1,415,625
1,000,000	Babson Mid-Market CLO, Inc. Series 2007-2A, Class D 1.94%, 04/15/2021 (g)	928,360
2,500,000	Brentwood CLO Corp. Series 2006-1A, Class B 1.06%, 02/01/2022 (g)	2,221,500
2,000,000	Carlyle High Yield Partners X, Ltd. Series 2007-10A, Class E 3.44%, 04/19/2022 (g)	1,836,400
3,000,000	Catamaran CLO, Ltd. Series 2013-1A, Class E 5.24%, 01/27/2025 (g)	2,806,500
250,000	Series 2012-1A, Class E 5.49%, 12/20/2023 (g)	240,000
1,500,000	Series 2013-1A, Class F 5.74%, 01/27/2025 (g)	1,368,750
2,000,000	Cent CDO, Ltd. Series 2007-15A, Class C 2.49%, 03/11/2021 (g)	1,897,035
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 1.00%, 04/13/2025 (g)	1,790,000
2,000,000	ColumbusNova CLO, Ltd. Series 2007-1A, Class D 1.59%, 05/16/2019 (g)	1,880,000
457,922	Del Mar CLO, Ltd. Series 2006-1A, Class E 4.24%, 07/25/2018 (g)	447,619

Principal Amount ($)		Value ($)
1,500,000	Diamond Lake CLO, Ltd. Series 2006-1A, Class B2L 4.24%, 12/01/2019 (g)	1,444,500
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E 5.74%, 01/15/2025 (g)	977,500
11,010,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.74%, 05/01/2022 (g)	9,460,342
2,006,825	Series 2007-1A, Class D 3.84%, 05/01/2022 (g)	1,715,836
1,000,000	Eaton Vance CDO IX, Ltd. Series 2007-9A, Class D 1.74%, 04/20/2019 (g)	960,000
2,100,000	Galaxy CLO, Ltd. Series 2007-8A, Class D 1.54%, 04/25/2019 (g)	2,005,500
1,000,000	Gannett Peak CLO, Ltd. Series 2006-1A, Class C 1.76%, 10/27/2020 (g)	964,475
3,000,000	Series 2006-1A, Class D1 3.79%, 10/27/2020 (g)	2,895,000
2,000,000	Golden Knight CDO, Ltd. Series 2007-2A, Class D 1.64%, 04/15/2019 (g)	1,897,200
847,661	Goldman Sachs Asset Management CLO PLC Series 2007-1A, Class E 5.24%, 08/01/2022 (g)	832,827
2,000,000	Grayson CLO, Ltd. Series 2006-1A, Class C 1.79%, 11/01/2021 (g)	1,714,267
2,915,407	Series 2006-1A, Class D 3.84%, 11/01/2021 (g)	2,384,803

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
5,487,000	Greenbriar CLO, Ltd. Series 2007-1A, Class C 1.99%, 11/01/2021 (g)	5,006,888
1,000,000	Series 2007-1A, Class D 2.99%, 11/01/2021 (g)	895,000
814,466	Greywolf CLO, Ltd. Series 2007-1A, Class E 4.19%, 02/18/2021 (g)	781,887
850,000	Series 2013-1A, Class E 5.29%, 04/15/2025 (g)	754,375
1,000,000	Gulf Stream - Sextant CLO, Ltd. Series 2006-1A, Class D 1.83%, 08/21/2020 (g)	967,500
2,000,000	HarbourView CLO Series 6A, Class D 3.93%, 12/27/2019 (g)	1,890,000
2,127,119	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 6.98%, 11/12/2019 (g)	2,105,847
2,000,000	Hewett’s Island CLO V, Ltd. Series 2006-5A, Class D 1.69%, 12/05/2018 (g)	1,926,000
629,078	Highland Loan Funding V, Ltd. Series 1A, Class B 1.51%, 08/01/2014 (g)	581,205
755,065	Series 1A, Class C1 2.74%, 08/01/2014 (g)	377,532
14,280,191	Highland Park CDO, Ltd. Series 2006-1A, Class A1 0.57%, 11/25/2051 (g)	12,709,370
525,319	Series 2006-1X, Class A1 0.57%, 11/25/2051 (g)	467,534
7,375,000	Series 2006-1A, Class A2 0.64%, 11/25/2051 (g)	2,331,422

Principal Amount ($)		Value ($)
2,142,361	Hillmark Funding Series 2006-1A, Class D 3.83%, 05/21/2021 (g)	1,949,977
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class D 1.64%, 01/20/2021 (g)	945,650
500,000	Katonah CLO, Ltd. Series 2006-9A, Class B1L 1.64%, 01/25/2019 (g)	465,000
848,153	Series 7A, Class D 2.09%, 11/15/2017 (g)	812,107
2,000,000	Landmark VIII CDO, Ltd. Series 2006-8A, Class E 3.84%, 10/19/2020 (g)	1,865,000
1,500,000	Madison Park Funding I, Ltd. Series 2007-5A, Class D 3.73%, 02/26/2021 (g)	1,427,429
1,000,000	Marquette U.S./European CLO LLC Series 2006-1A, Class D1 1.99%, 07/15/2020 (g)	938,310
1,461,316	Navigator CDO, Ltd. Series 2006-2A, Class D 3.74%, 09/20/2020 (g)	1,384,597
3,500,000	Neuberger Berman CLO, Ltd. Series 2012-13A, Class E 5.34%, 01/23/2024 (g)	3,281,985
5,000,000	Newmark Capital Funding Series 2013-1A, Cass A1 1.18%, 06/02/2025 (g)	4,862,500
3,500,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 4.89%, 06/02/2025 (g)	3,185,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
750,000	NYLIM Flatiron CLO, Ltd. Series 2006-1A, Class D 3.69%, 08/08/2020 (g)	701,250
1,000,000	Palmer Square CLO, Ltd. Series 2013-2A, Class C 3.88%, 10/17/2025 (g)	969,300
1,000,000	Series 2013-2A, Class D 5.60%, 10/17/2025 (g)	949,300
174,344	Pam Capital Funding LP Series 1998-1A, Class B2 1.59%, 05/01/2014 (g)	166,725
348,688	Series 1998-1A, Class B1 7.47%, 05/01/2014	334,601
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 1.64%, 04/18/2021 (g)	902,300
5,000,000	Primus CLO II, Ltd. Series 2007-2A, Class D 2.64%, 07/15/2021 (g)	4,768,000
944,878	Series 2007-2A, Class E 4.99%, 07/15/2021 (g)	862,792
4,000,000	Rampart CLO, Ltd. Series 2006-1A, Class C 1.69%, 04/18/2021 (g)	3,883,200
1,000,000	Red River CLO, Ltd. Series 1A, Class D 1.89%, 07/27/2018 (g)	917,500
4,620,339	Series 1A, Class E 3.99%, 07/27/2018 (g)	4,123,653
6,000,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.24%, 08/01/2024 (g)	4,710,000

Principal Amount ($)		Value ($)
2,752,426	Series 2007-1A, Class B2L 4.49%, 08/01/2024 (g)	2,339,562
1,955,796	San Gabriel CLO, Ltd. Series 2007-1A, Class B2L 4.49%, 09/10/2021 (g)	1,878,737
500,000	Stanfield Azure CLO, Ltd. Series 2006-1A, Class B1L 1.93%, 05/27/2020 (g)	485,763
1,000,000	Stanfield Bristol CLO, Ltd. Series 2005-1A, Class C 2.29%, 10/15/2019 (g)	978,200
1,070,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class A3L 0.91%, 04/27/2021 (g)	952,300
1,200,000	Series 2007-1A, Class B1L 1.59%, 04/27/2021 (g)	1,116,120
4,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.63%, 02/27/2021 (g)	3,762,800
1,250,000	Stone Tower CLO V, Ltd. Series 2006-5A, Class D 3.99%, 07/16/2020 (g)	1,181,250
10,300,000	Stratford CLO, Ltd. Series 2007-1A, Class C 2.24%, 11/01/2021 (g)	9,778,130
2,795,578	Series 2007-1A, Class E 4.24%, 11/01/2021 (g)	2,498,548
1,500,000	Valhalla CLO, Ltd. Series 2004-1A, Class EIN 0.00%, 08/01/2016	446,250

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
1,500,000	Westbrook CLO, Ltd. Series 2006-1A, Class E 3.94%, 12/20/2020 (g)	1,428,750

	Total Asset-Backed Securities (Cost $149,426,418)	163,503,155

Corporate Bonds & Notes - 9.5%
CHEMICALS - 2.0%
2,025,000	Momentive Performance Materials, Inc. 9.00%, 01/15/2021 (h)	1,614,937
3,000,000	9.50%, 01/15/2021	3,256,115
10,000,000	TPC Group, Inc. 8.75%, 12/15/2020 (f)(h)	11,012,500

		15,883,552

ENERGY - 0.9%
2,728,000	Arch Coal, Inc. 7.00%, 06/15/2019 (i)	2,121,020
5,000,000	Venoco, Inc. 8.88%, 02/15/2019 (h)	5,075,000

		7,196,020

FOOD & DRUG - 0.1%
1,000,000	SUPERVALU, Inc. 6.75%, 06/01/2021	1,018,750

GAMING & LEISURE - 0.7%
4,035,000	Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/2018	1,785,487
5,000,000	10.75%, 02/01/2016 (h)	4,225,000

		6,010,487

Principal Amount ($)		Value ($)
HEALTHCARE - 0.0%
10,320,366	Azithromycin Royalty Sub LLC 16.00%, 05/15/2019	12,900

INFORMATION TECHNOLOGY - 4.0%
10,500,000	Avaya, Inc. 7.00%, 04/01/2019 (f)(h)	10,473,750
23,971,250	10.50%, 03/01/2021 (f)(h)	22,353,191

		32,826,941

METALS & MINERALS - 0.2%
1,125,000	Walter Energy, Inc. 9.50%, 10/15/2019 (f)(i)	1,148,906

RETAIL - 0.6%
6,048,000	JC Penney Corp., Inc. 5.65%, 06/01/2020 (h)	5,004,720

TRANSPORTATION - 0.1%
3,750,000	DPH Holdings Corp. (d)	133,125
3,933,000	DPH Holdings Corp. (d)	139,622
8,334,000	DPH Holdings Corp. (d)	295,857

		568,604

UTILITY - 0.9%
5,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020 (f)(h)	3,862,500
14,000,000	15.00%, 04/01/2021 (h)	3,290,000

		7,152,500

	Total Corporate Bonds & Notes (Cost $87,287,355)	76,823,380

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	NexPoint Credit Strategies Fund

Principal Amount		Value ($)
Foreign Corporate Bonds & Notes - 1.5%
CANADA - 1.3%
USD
10,069,000	Tervita Corp. 8.00%, 11/15/2018 (f)	10,220,035

NETHERLANDS - 0.2%
USD
93,180,348	Celtic Pharma Phinco BV, PIK (b)(d)	2,083,837

	Total Foreign Corporate Bonds & Notes (Cost $72,323,527)	12,303,872

Shares
Common Stocks & Exchange-Traded Funds - 77.0%
BROADCASTING - 2.1%
2,010,616	Communications Corp. of America (b)(j)(k)	16,708,219

CONSUMER DISCRETIONARY - 12.5%
40,950	Apollo Group, Inc., Class A (j)(l)	1,402,128
11,050	Big Lots, Inc. (j)(l)	418,463
2,050	Coca-Cola Enterprises, Inc. (h)	97,908
4,885	DeVry, Inc. (h)	207,075
5,050	Family Dollar Stores, Inc. (h)(l)	292,951
4,600	GameStop Corp., Class A (h)	189,060
6,425	Garmin, Ltd. (h)	355,046
1,512,721	K12, Inc. (j)(l)	34,263,131
1,423,600	Sony Corp. ADR (l)	27,219,232
3,251,175	Staples, Inc. (l)	36,868,324

		101,313,318

CONSUMER STAPLES - 0.1%
9,400	Colgate-Palmolive Co. (l)	609,778
2,650	Dr. Pepper Snapple Group, Inc. (l)	144,319

		754,097

Shares		Value ($)
ENERGY - 1.5%
846,780	Atlantic Power Corp.	2,455,662
14,910	Hess Corp. (h)	1,235,741
467,852	Ocean Rig UDW, Inc. (j)	8,323,087

		12,014,490

FINANCIAL - 3.6%
1,000,000	Adelphia Recovery Trust (j)	6,000
46,601	American Banknote Corp. (b)(j)	358,827
2,500	Automatic Data Processing, Inc. (l)	193,150
3,900	Chubb Corp. (The) (l)	348,270
323,625	ProShares UltraShort Russell 2000, ETF (h)(i)(j)(l)	14,844,679
571,712	SWS Group, Inc. (h)(j)(l)	4,276,406
121,350	Torchmark Corp. (l)	9,550,245

		29,577,577

GAMING & LEISURE - 0.0%
13	LLV Holdco LLC - Litigation Trust Units (b)(j)(k)	—
26,712	LLV Holdco LLC - Series A, Membership Interest (b)(j)(k)	—
144	LLV Holdco LLC - Series B, Membership Interest (b)(j)(k)	—

		—

HEALTHCARE - 1.5%
13,639	Akorn, Inc. (h)(j)	300,058
22,600	Edwards Lifesciences Corp. (h)(j)(l)	1,676,242
24,000,000	Genesys Ventures IA, LP (b)(j)	10,128,000

		12,104,300

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	NexPoint Credit Strategies Fund

Shares		Value ($)
Common Stocks & Exchange-Traded Funds — (continued)
HOUSING - 0.1%
368,150	CCD Equity Partners LLC (b)(j)	1,152,310

INFORMATION TECHNOLOGY - 8.0%
251,004	CommVault Systems, Inc. (j)(l)	16,302,710
1,381,423	Compuware Corp. (l)	14,504,941
16,135	Corning, Inc. (l)	335,931
1,496,200	Fortinet, Inc. (h)(j)(l)	32,961,286
1	Magnachip Semiconductor Corp. (j)	14
15,050	Microsoft Corp. (l)	616,899
14,700	NetApp, Inc. (l)	542,430

		65,264,211

MEDIA & TELECOMMUNICATIONS - 14.4%
6,480	Endurance Business Media, Inc., Class A (b)(j)(k)	—
18,000	Gray Television, Inc., Class A (h)(j)	152,640
39,684	Loral Space & Communications, Inc. (j)	2,806,849
4,938,971	Media General, Inc. (j)(k)(m)	90,728,897
308,875	Metro-Goldwyn-Mayer, Inc., Class A (j)(m)	23,428,169
5,160	Time Warner, Inc. (l)	337,103

		117,453,658

METALS & MINERALS - 5.0%
69,900	Allegheny Technologies, Inc. (l)	2,633,832
23,400	Direxion Daily Gold Miners Bull 3x Shares, ETF (j)(l)	810,810
27,200	ProShares Ultra Gold, ETF (h)(j)	1,260,448
554,553	ProShares Ultra Silver, ETF (h)(j)	35,524,665
3,200	Reliance Steel & Aluminum Co. (l)	226,112

		40,455,867

Shares		Value ($)
REAL ESTATE INVESTMENT TRUST - 15.6%
631,160	Corrections Corp. of America, REIT (i)	19,767,931
5,199,394	Freedom REIT (b)(k)	78,354,866
2,830,768	Spirit Realty Capital, Inc., REIT (l)	28,884,285

		127,007,082

TRANSPORTATION - 11.4%
2,523,897	American Airlines Group, Inc. (h)(j)(l)	92,374,630

UTILITY - 0.7%
1,272,973	Entegra TC LLC (j)	127,297
172,263	NRG Energy, Inc.	5,477,964

		5,605,261

WIRELESS COMMUNICATIONS - 0.5%
2,260,529	Pendrell Corp. (j)	4,136,768

	Total Common Stocks & Exchange-Traded Funds (Cost $582,748,307)	625,921,788

Preferred Stocks (j) - 13.4%
FINANCIAL - 13.4%
14,500	Aberdeen Loan Funding, Ltd. (f)	7,772,000
1,200	Brentwood CLO, Ltd. (f)	696,000
3,800	Brentwood CLO, Ltd. (f)	2,204,000
25,250	Eastland CLO, Ltd. (f)	16,412,500
5,000	Eastland Investors Corp. (f)	3,250,000
33,500	Grayson CLO, Ltd., Series II (f)	18,257,500
36,000	Greenbriar CLO, Ltd. (f)	24,120,000
8,500	Red River CLO, Ltd., Series PS-2 (f)	4,220,124
10,500	Rockwall CDO, Ltd. (f)	6,405,000
6,000	Southfork CLO, Ltd. (f)	2,940,000
34,500	Stratford CLO, Ltd. (f)	22,942,500

		109,219,624

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	NexPoint Credit Strategies Fund

Shares		Value ($)
Preferred Stocks — (continued)
REAL ESTATE - 0.0%
60,879	Allenby (b)	—
793,498	Claymore (b)	1

	Total Preferred Stocks (Cost $112,684,702)	109,219,625

Units
Rights (j) - 6.9%
TRANSPORTATION - 6.9%
767,470	AAL, expires 04/11/14	56,171,098

	Total Rights (Cost $4,275,117)	56,171,098

Warrants (b)(j) - 0.0%
GAMING & LEISURE - 0.0%
602	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
828	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
925	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
1,041	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
1,179	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $—)	—

Shares
Investment Companies (n) - 0.3%
2,037,075	State Street Navigator Prime Securities Lending Portfolio	2,037,075

	Total Investment Companies (Cost $2,037,075)	2,037,075

Total Investments - 146.9% (Cost $1,184,483,572) (o)		1,194,405,703

Shares		Value ($)
Securities Sold Short (p) - (11.9)%
Common Stocks & Exchange-Traded Funds - (11.9)%
ENERGY - (1.9)%
434,800	Chesapeake Energy Corp.	(11,139,576)
141,050	ProShares Ultra DJ-UBS Crude Oil, ETF (q)	(4,874,688)

		(16,014,264)

FINANCIAL - (2.2)%
152,100	iShares Russell 2000 Index Fund, ETF	(17,695,314)
HEALTHCARE - (0.3)%
16,000	Alexion Pharmaceuticals, Inc. (q)	(2,434,080)
INFORMATION TECHNOLOGY - (7.5)%
1,162,850	Oracle Corp.	(47,572,194)
268,200	Teradata Corp. (q)	(13,192,758)

		(60,764,952)

	Total Common Stocks & Exchange-Traded Funds (Proceeds $81,502,729)	(96,908,610)

	Total Securities Sold Short (Proceeds $81,502,729)	(96,908,610)

Other Assets & Liabilities, Net - (35.0)%		(284,623,027)

Net Assets - 100.0%		812,874,066

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	NexPoint Credit Strategies Fund

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $158,923,736, or 19.6% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2014.
(c)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(e)	Fixed rate senior loan.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2014, these securities amounted to $331,793,661 or 40.8% of net assets.
(g)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2014.
(h)	All or part of the security is pledged as collateral for the Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. The market value of the securities pledged as collateral was $268,147,492.
(i)	Securities (or a portion of securities) on loan. As of March 31, 2014, the market value of securities loaned was $1,973,584. The loaned securities were secured with cash collateral of $2,037,075. Collateral is calculated based on prior day’s prices.
(j)	Non-income producing security.
(k)	Affiliated issuer. Assets with a total aggregate market value of $185,791,982, or 22.9% of net assets, were affiliated with the Fund as of March 31, 2014.
(l)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $110,535,916.
(m)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(n)	Represents investments of cash collateral received in connection with securities lending.
(o)	Cost for U.S. federal income tax purposes is $1,192,986,167.
(p)	As of March 31, 2014, $75,049,782 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(q)	No dividend payable on security sold short.

Currency Abbreviations:
EUR	Euro Currency
GBP	British Pound

Glossary:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
PLC	Public Limited Company
PNC	PNC Capital Markets LLC
REIT	Real Estate Investment Trust

Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Contracts to Buy or to Sell	Currency	Counterparty	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation/ (Depreciation)
Sell	EUR	PNC	2,520,000	07/31/2014	$(32,425)

Foreign Denominated or Domiciled Senior Loans and

Foreign Corporate Bonds & Notes

Industry Concentration Table:

(% of Net Assets)

Service	1.3%
Healthcare	0.2%
Retail	0.0	%(1)

Total	1.5%

(1)	Less than 0.05%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

March 31, 2014	NexPoint Credit Strategies Fund

Valuation of Investments

In computing the NexPoint Credit Strategies Fund’s (the “Fund”) net assets attributable to common shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automated Quotation, or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Advisors, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

March 31, 2014	NexPoint Credit Strategies Fund

The Investment Adviser has established policies, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of those policies.

As of March 31, 2014, the Fund’s investments consisted of senior loans, asset-backed securities, corporate bonds and notes, common stocks, preferred stocks, exchange-traded funds, rights, warrants and securities sold short. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2014 is as follows:

	Total value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
U.S. Senior Loans(1)	$148,266,914	$—	$107,174,287	$41,092,627	(2)
Foreign Denominated or Domiciled Senior Loans	158,796	—	—	158,796
Asset-Backed Securities	163,503,155	—	149,899,235	13,603,920
Corporate Bonds & Notes
Chemicals	15,883,552	—	15,883,552	—
Energy	7,196,020	—	7,196,020	—
Food & Drug	1,018,750	—	1,018,750	—
Gaming & Leisure	6,010,487	—	6,010,487	—
Healthcare	12,900	—	—	12,900
Information Technology	32,826,941	—	32,826,941	—
Metals & Minerals	1,148,906	—	1,148,906	—
Retail	5,004,720	—	5,004,720	—
Transportation	568,604	—	568,604	—
Utility	7,152,500	—	7,152,500	—
Foreign Corporate Bonds & Notes	12,303,872	—	10,220,035	2,083,837
Common Stocks & Exchange-Traded Funds
Broadcasting	16,708,219	—	—	16,708,219
Consumer Discretionary	101,313,318	101,313,318	—	—
Consumer Staples	754,097	754,097	—	—
Energy	12,014,490	12,014,490	—	—
Financial	29,577,577	29,218,750	—	358,827
Gaming & Leisure	—	—	—	—	(2)
Healthcare	12,104,300	1,976,300	—	10,128,000
Housing	1,152,310	—	—	1,152,310
Information Technology	65,264,211	65,264,211	—	—
Media & Telecommunications	117,453,658	94,025,489	23,428,169	—	(2)
Metals & Minerals	40,455,867	40,455,867	—	—
Real Estate Investment Trust	127,007,082	48,652,216	—	78,354,866
Transportation	92,374,630	92,374,630	—	—
Utility	5,605,261	5,477,964	127,297	—
Wireless Communications	4,136,768	4,136,768	—	—
Preferred Stocks
Financial	109,219,624	—	82,057,000	27,162,624
Real Estate	1	—	—	1	(2)
Rights(1)
Equity Contracts	56,171,098	—	56,171,098	—
Warrants(1)
Equity Contracts	—	—	—	—	(2)
Investment Companies	2,037,075	2,037,075	—	—

Total Assets	1,194,405,703	497,701,175	505,887,601	190,816,927

Liabilities
Securities Sold Short(1)	(96,608,610)	(96,608,610)	—	—
Other Financial Instruments
Foreign Exchange Contracts - Forward Foreign Currency Exchange Contracts	(32,425)	(32,425)	—	—

Total Liabilities	(96,641,035)	(96,641,035)	—	—

Total	$1,097,764,668	$401,060,140	$505,887,601	$190,816,927

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the three months ended March 31, 2014.

	Balance as of December 31, 2013	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases(1)	Net (Sales)(1)	Balance as of March 31, 2014	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
U.S. Senior Loans	$42,569,445	$226,666	$—	$432,727	$(9,285,766)	$9,264,216	$98,494	$(2,213,155)	41,092,627	$10,874
Foreign Denominated or Domiciled Senior Loans	157,758	—	—	—	—	1,038	—		158,796	1,038
Asset-Backed Securities	15,561,628	—	—	83,019	76,289	438,340	—	(2,555,356)	13,603,920	756,011
Corporate Bonds & Notes	3,747,536	—	—	—	—	(1,646,182)	—	(4,617)	2,096,737	(1,646,182)
Claims	—	—	—	—	—	—	—	—	—	—
Common Stocks
Broadcasting	16,084,928	—	—	—	—	623,291	—	—	16,708,219	623,291
Financial	342,517	—	—	—	—	16,310	—	—	358,827	16,310
Gaming & Leisure	—	—	—	—	—	—	—	—	—	—
Healthcare	13,992,000	—	—	—	5,395,935	(3,864,000)	—	(5,395,935)	10,128,000	(3,864,000)
Housing	1,126,539	—	—	—	—	25,771	—	—	1,152,310	25,771
Media & Telecommunications	—	—	—	—	—	—	—	—	—	—
Real Estate Investment Trust(2)	42,964,014	—	—	—	—	(155,982)	35,546,834	—	78,354,866	(155,982)
Utility	—	—	—	—	—	—	—	—	—	—
Preferred Stocks
Financial	14,218,831	—	—	—	—	(1,299,956)	14,243,749	—	27,162,624	(1,299,956)
Real Estate	—	—	—	—	—	(143,205)	143,206	—	1	(143,205)
Warrants
Equity Contracts	—	—	—	—	—	—	—	—	—	—

Total	$150,765,196	$226,666	$—	$515,746	$(3,813,542)	$3,259,641	$50,032,283	$(10,169,063)	$190,816,927	$(5,676,030)

(1)	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.
(2)	Balance as of December 31, 2013 reflects a sector reclassification for Freedom REIT from Real Estate to the Real Estate Investment Trust industry of Common Stocks.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended March 31, 2014, a net amount of $226,666 of the Fund’s portfolio investments were transferred between Level 2 and Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to Level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

There were no transfers between Levels 1 and 2 during the three months ended March 31, 2014.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

March 31, 2014	NexPoint Credit Strategies Fund

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of material Level 3 investments:

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 3/31/14	Valuation Technique	Unobservable Inputs	Input Value(s)
NexPoint Credit Strategies Fund
Debt	$56,952,081	Third-Party Pricing Vendor	N/A	N/A
		Liquidation Analysis	Discount Rate	15% - 25%
			Liquidity Discount	25% - 30%
			Asset Specific Discount	99% - 100%
		Debt - Loan Spread	Weighting of Comparables	Equal Weights
			Weighted Avg DM	5%
			Liquidity Discount	3%
Preferred Stock	27,162,624
Common Stocks	28,347,356	Multiples Analysis	Discount Rate	20% - 25%
			Liquidity Discount	25% - 40%
			Minority Discount	20%
		Fair Valuation - Multiple Scenarios	Discount Rate	22%
			Scenario Probabilities	Various
Real Estate Investment Trust	78,354,866	Fair Valuation - Multiple Scenarios	N/A	N/A
Warrants		Third-Party Pricing Vendor	N/A	N/A

Total	$190,816,927

The significant unobservable inputs used in the fair value measurement of the Fund’s debt investments are discount rates and liquidity discounts. Significant increases or decreases in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Derivative Transactions

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Fund entered into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund’s currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies for the three months ended March 31, 2014 is as follows:

Issuer	Shares at March 31, 2014	Market Value December 31, 2013	Market Value March 31, 2014	Affiliated Income	Purchases	Sales
Communications Corp of America (Common Stocks)	2,010,616	$16,084,928	$16,708,219	$—	$—	$—
Endurance Business Media, Inc., Class A (Common Stocks)	6,480	—	—	—	—	—
Freedom REIT (Common Stocks)	5,199,394	42,964,014	78,354,866	426,000	—	—
LLV Holdco, LLC (Common Stocks)	26,869	—	—	—	—	—
Media General, Inc. (Common Stocks)(1)	4,938,971	111,620,744	90,728,897	—	—	—

	$12,182,330	$170,669,686	$185,791,982	$426,000	$—	$—

(1)	Previously known as Young Broadcasting Holding Co., Inc., Class A.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at March 31, 2014, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
$274,445,692	$273,026,156	$1,419,536	$1,192,986,167

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	May 30, 2014

By:	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(principal financial officer)

Date:	May 30, 2014